Income Taxes - Income Tax Expense (Benefit) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Federal deferred	$ (1,124,000)	$ (271,000)	$ (3,336,000)	$ (1,087,000)	$ (2,593,000)
State deferred	(366,000)	(93,000)	(1,097,000)	(100,000)	(675,000)
Federal current	0	0	0	0	0
State current	0	0	0	(8,000)	8,000
Valuation allowance	1,490,000	364,000	4,433,000	1,187,000	3,268,000
Total income tax (benefit) expense	$ 0	$ 0	$ 0	$ (8,000)	$ 8,000